FINANCIAL RISK MANAGEMENT - Schedule of maturity analysis for non-derivative financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management [Line Items]
Cash and cash equivalents	$ 61,741	$ 207,342	$ 191,924	$ 205,159
Restricted cash	1,528	1,312
Marketable securities	151,683	0
Net cash (debt)	76,530	75,268
Gross debt - fixed interest rates
Financial Risk Management [Line Items]
Debt	(138,422)	(133,386)
Gross debt - variable interest rates
Financial Risk Management [Line Items]
Debt	0	0
Convertible bond - repayable within one year | Convertible Bond
Financial Risk Management [Line Items]
Debt	(1,824)	(1,768)
Convertible bond - repayable after one year | Convertible Bond
Financial Risk Management [Line Items]
Debt	$ (136,598)	$ (131,618)